Payroll, staff and employee benefits obligations - Actuarial assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.82%	1.28%	1.84%
Inflation rate (as a percent)	2.41%	2.06%	2.20%
Pension benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	0.99%	0.52%	0.73%
Inflation rate (as a percent)	1.71%	1.24%	1.21%
Pension benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.00%	2.50%	3.25%
Inflation rate (as a percent)	2.50%	2.50%	2.50%
Pension benefits | United Kingdom
Assumptions used to determine benefits obligations
Discount rate (as a percent)	2.00%	1.50%	2.25%
Inflation rate (as a percent)	3.25%	3.00%	3.25%
Other benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.83%	1.41%	1.71%
Other benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.05%	0.68%	0.94%
Other benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.00%	2.50%	3.25%